Schedule of Investments
June 30, 2022 (unaudited)
The Adirondack Small Cap Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 96.60%

Accident & Health Insurance- 4.73%
CNO Financial Group, Inc.	61,980	1,121,218
Hillman Solutions Corp. Class A (2)	42,494	367,148

		1,488,366

Agriculture Production-Crops - 1.73%
Dole PLC (Ireland)	64,388	544,723

Agriculture Production - Livestock & Animal Specialties - 0.98%
Cal-Maine Foods, Inc.	6,210	306,836

Apparel & Other Finished Products of Fabrics & Similar Material - 1.04%
Under Armour, Inc. Class A (2)	39,300	327,369

Bakery Products - 1.69%
Hostess Brands, Inc. Class A (2)	25,000	530,250

Business Services, NEC - 4.80%
Conduent, Inc. (2)	348,939	1,507,417

Computer Communications Equipment - 1.62%
A10 Networks, Inc.	35,400	509,052

Construction Special Trade Contractors - 1.31%
Matrix Service Co. (2)	81,567	412,729

Crude Petroleum & Natural Gas - 5.19%
Antero Resources Corp. (2)	26,800	821,420
CNX Resources Corp. (2)	49,111	808,367

		1,629,787

Deep Sea Foreign Transportation of Freight - 2.40%
Ardmore Shipping Corp. (Bermuda) (2)	108,213	754,245

Electric Lighting & Wiring Equipment - 4.05%
LSI Industries, Inc.	206,151	1,271,952

Electric & Other Services Combined - 1.78%
Allete, Inc.	9,492	557,940

Electrical Industrial Apparatus - 2.67%
Graftech International Ltd.	118,578	838,347

Fire, Marine & Casualty Insurance - 5.54%
SiriusPoint Ltd. (Bermuda) (2)	153,381	831,325
Tiptree, Inc. Class A	85,516	908,180

		1,739,505

Footwear, (No Rubber)- 1.71%
Wolverine World Wide, Inc.	26,639	537,042

Glass Containers - 3.62%
O-I Glass, Inc. (2)	81,250	1,137,500

Household Audio & Video Equipment - 1.70%
Knowles Corp. (2)	30,859	534,787

Industrial Inorganic Chemicals - 0.93%
Venator Materials PLC (United Kingdom) (2)	140,319	291,864

Investment Advice - 1.53%
Lazard Ltd. Class A (Bermuda)	14,820	480,316

Laboratory Analytical Instruments - 0.59%
Harvard Bioscience, Inc. (2)	51,830	186,588

Life Insurance - 5.78%
Genworth Financial, Inc. Class A (2)	265,204	936,170
National Western Life Group, Inc. Class A (2)	4,346	880,934

		1,817,104

Meat Packing Plants - 1.51%
Seaboard Corp.	122	473,675

Metal Mining - 1.51%
Cleveland Cliffs, Inc. (2)	30,900	474,933

Plastics, Foil & Coated Paper Bags - 1.08%
Pactiv Evergreen, Inc.	33,965	338,291

Printed Circuit Boards - 5.44%
Celestica, Inc. (Canada) (2)	123,440	1,199,837
Sanmina Corp. (2)	12,528	510,265

		1,710,102

Retail-Women's Clothing Stores - 2.79%
Chico's FAS, Inc. (2)	176,419	876,802

Retail-Apparel & Accessory Stores - 2.20%
Hanesbrands, Inc.	67,150	690,974

Retail-Miscellaneous Retail - 1.12%
EZCORP, Inc. Class A (2)	46,845	351,806

Semiconductors & Related Devices- 1.21%
Photronics, Inc. (2)	19,540	380,639

Services-Computer Integrated Systems Design - 4.96%
Allscripts Healthcare Solutions, Inc. (2)	19,742	292,774
Kyndryl Holdings, Inc. (2)	57,700	564,306
Unisys Corp. (2)	58,183	699,941

		1,557,021

Services-Engineering Services - 1.74%
Hill International, Inc. (2)	324,914	545,856

Special Industry Machinery - 1.02%
Manitex International, Inc. (2)	49,242	319,580

State Commercial Banks - 3.34%
Trustco Bank Corp. NY	33,985	1,048,097

Surety Insurance - 3.66%
MGIC Investment Corp.	61,442	774,169
Old Republic International Corp.	16,810	375,872

		1,150,041

Surgical & Medical Instruments & Apparatus - 2.47%
Accuray, Inc. (2)	207,130	405,975
Orthofix Medical, Inc. (2)	15,650	368,401

		774,376

Telephone & Telegraph Apparatus - 5.59%
ADTRAN, Inc.	62,595	1,097,290
Infinera Corp. (2)	122,700	657,672

		1,754,962

Textile Mill Products - 0.80%
United Natural Foods, Inc. (2)	17,804	250,324

Water Supply - 0.77%
Pure Cycle Corp. (2)	23,086	243,326

Total Common Stock	(Cost $ 27,393,019)	30,344,524

Real Estate Investment Trusts - 1.41%

Brixmor Property Group, Inc.	21,900	442,599

Total Real Estate Investment Trusts	(Cost $ 201,698)	442,599

Money Market Registered Investment Companies - 1.42%

Federated Treasury Obligation Fund - Institutional Shares - 1.37% (4)	445,267	445,267

Total Money Market Registered Investment Companies	(Cost $ 445,267)	445,267

Total Investments - 99.42%	(Cost $ 28,039,984)	31,232,390

Other Assets Less Liabilities - .58%		180,854

Total Net Assets - 100.00%		31,413,244

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$31,232,390	$0
Level 2 - Other Significant Observable Inputs	0	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$31,232,390	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(4) Variable rate security; the rate shown represents the yield at June 30, 2022.